DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Japan Hedged Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 8.3%
Capcom Co. Ltd.	11,800	$323,614
CyberAgent, Inc.	28,500	280,846
Dentsu Group, Inc.	14,536	472,413
Hakuhodo DY Holdings, Inc.	16,480	148,400
Kakaku.com, Inc.	8,936	166,531
KDDI Corp.	109,515	3,371,572
Koei Tecmo Holdings Co. Ltd.	3,920	132,477
Konami Group Corp.	6,164	314,134
Nexon Co. Ltd.	33,764	677,832
Nintendo Co. Ltd.	7,521	3,085,275
Nippon Telegraph & Telephone Corp.	80,852	2,193,494
SoftBank Corp.	194,800	2,144,658
SoftBank Group Corp.	81,886	3,278,387
Square Enix Holdings Co. Ltd.	5,900	257,787
Toho Co. Ltd.	7,498	286,589
Z Holdings Corp.	181,828	543,161

(Cost $19,255,076)		17,677,170

Consumer Discretionary - 18.6%
Aisin Corp.	9,723	290,798
Bandai Namco Holdings, Inc.	13,607	1,026,953
Bridgestone Corp.	38,807	1,495,295
Denso Corp.	29,410	1,619,693
Fast Retailing Co. Ltd.(a)	3,889	2,294,069
Hikari Tsushin, Inc.	1,352	171,768
Honda Motor Co. Ltd.	110,845	2,971,292
Iida Group Holdings Co. Ltd.	9,266	141,600
Isuzu Motors Ltd.	39,095	487,122
Koito Manufacturing Co. Ltd.	7,172	247,026
Mazda Motor Corp.	37,604	333,205
McDonald’s Holdings Co. Japan Ltd.	6,019	215,328
Nissan Motor Co. Ltd.	159,047	629,548
Nitori Holdings Co. Ltd.	5,447	524,998
Open House Group Co. Ltd.	5,500	216,556
Oriental Land Co. Ltd.	13,525	2,029,845
Pan Pacific International Holdings Corp.	25,400	457,995
Panasonic Holdings Corp.	151,044	1,231,836
Rakuten Group, Inc.	58,238	283,382
Sekisui Chemical Co. Ltd.	24,352	334,101
Sekisui House Ltd.	42,352	723,726
Sharp Corp.(a)	16,355	118,079
Shimano, Inc.	4,984	890,429
Sony Group Corp.	85,693	6,868,393
Subaru Corp.	41,917	765,021
Sumitomo Electric Industries Ltd.	49,013	565,365
Suzuki Motor Corp.	25,089	881,117
Toyota Motor Corp.	719,965	10,890,815
USS Co. Ltd.	14,718	261,041
Yamaha Corp.	9,307	365,782
Yamaha Motor Co. Ltd.	20,424	426,195
ZOZO, Inc.	8,634	193,282

(Cost $41,657,512)		39,951,655

Consumer Staples - 6.4%
Aeon Co. Ltd.(a)	44,402	870,142
Ajinomoto Co., Inc.	31,301	869,917
Asahi Group Holdings Ltd.	31,097	1,046,005
Ito En Ltd.	3,700	163,527
Japan Tobacco, Inc.	81,489	1,384,301
Kao Corp.	32,184	1,402,729
Kikkoman Corp.	9,848	606,794
Kirin Holdings Co. Ltd.	55,889	923,069
Kobayashi Pharmaceutical Co. Ltd.	3,600	205,492
Kobe Bussan Co. Ltd.	9,900	254,403
Kose Corp.	2,188	208,523
MEIJI Holdings Co. Ltd.	7,593	362,365
Nisshin Seifun Group, Inc.(a)	14,175	160,192
Nissin Foods Holdings Co. Ltd.	4,370	313,300
Seven & i Holdings Co. Ltd.(a)	51,102	2,035,252
Shiseido Co. Ltd.	27,107	1,033,159
Suntory Beverage & Food Ltd.	9,236	339,058
Unicharm Corp.	27,374	955,849
Welcia Holdings Co. Ltd.(a)	6,000	126,241
Yakult Honsha Co. Ltd.	8,538	505,796

(Cost $16,987,019)		13,766,114

Energy - 0.9%
ENEOS Holdings, Inc.	208,337	785,210
Idemitsu Kosan Co. Ltd.	14,160	372,028
Inpex Corp.	70,744	816,796

(Cost $2,435,325)		1,974,034

Financials - 10.0%
Chiba Bank Ltd.	35,260	190,862
Concordia Financial Group Ltd.	72,338	230,149
Dai-ichi Life Holdings, Inc.	65,919	1,142,106
Daiwa Securities Group, Inc.	89,044	390,082
Japan Exchange Group, Inc.	33,532	503,131
Japan Post Bank Co. Ltd.	27,425	200,172
Japan Post Holdings Co. Ltd.	160,770	1,112,458
Japan Post Insurance Co. Ltd.	13,000	199,503
Mitsubishi HC Capital, Inc.	43,716	212,719
Mitsubishi UFJ Financial Group, Inc.	812,142	4,215,480
Mizuho Financial Group, Inc.	164,677	1,888,881
MS&AD Insurance Group Holdings, Inc.	30,289	907,198
Nomura Holdings, Inc.	199,877	724,837
ORIX Corp.	81,627	1,349,042
Resona Holdings, Inc.	143,776	530,189
SBI Holdings, Inc.	16,399	324,144
Shizuoka Bank Ltd.	30,182	175,107
Sompo Holdings, Inc.	21,275	914,706
Sumitomo Mitsui Financial Group, Inc.	88,872	2,682,952
Sumitomo Mitsui Trust Holdings, Inc.	23,262	726,032
T&D Holdings, Inc.	35,149	384,824

Tokio Marine Holdings, Inc.	41,571	2,331,627

(Cost $25,863,028)		21,336,201

Health Care - 9.7%
Asahi Intecc Co. Ltd.	14,600	263,257
Astellas Pharma, Inc.	124,435	1,777,515
Chugai Pharmaceutical Co. Ltd.	45,435	1,180,313
Daiichi Sankyo Co. Ltd.	118,983	3,594,541
Eisai Co. Ltd.	17,112	701,724
Hoya Corp.	24,886	2,552,640
Kyowa Kirin Co. Ltd.	17,960	405,288
M3, Inc.	29,784	969,253
Nippon Shinyaku Co. Ltd.	3,400	187,223
Olympus Corp.	83,776	1,815,122
Ono Pharmaceutical Co. Ltd.	24,683	591,290
Otsuka Holdings Co. Ltd.	26,500	870,013
Shionogi & Co. Ltd.	18,008	881,961
Sysmex Corp.	11,344	702,483
Takeda Pharmaceutical Co. Ltd.	101,923	2,824,571
Terumo Corp.	43,802	1,420,708

(Cost $21,406,559)		20,737,902

Industrials - 22.2%
AGC, Inc.	13,062	446,604
ANA Holdings, Inc.*	11,418	220,881
Central Japan Railway Co.	9,826	1,163,135
Dai Nippon Printing Co. Ltd.	14,943	315,909
Daifuku Co. Ltd.	6,800	400,878
Daikin Industries Ltd.	16,948	2,987,020
East Japan Railway Co.	20,685	1,077,838
FANUC Corp.	12,989	2,106,943
Fuji Electric Co. Ltd.	8,506	371,650
Hankyu Hanshin Holdings, Inc.	15,740	474,154
Hitachi Construction Machinery Co. Ltd.	6,820	141,334
Hitachi Ltd.	65,634	3,305,204
Hoshizaki Corp.	7,108	212,332
ITOCHU Corp.	80,588	2,229,258
Japan Airlines Co. Ltd.*	9,654	178,869
Kajima Corp.	29,376	310,623
Keio Corp.	6,736	257,949
Keisei Electric Railway Co. Ltd.	9,184	257,820
Kintetsu Group Holdings Co. Ltd.	11,810	402,947
Komatsu Ltd.	63,037	1,329,483
Kubota Corp.	69,563	1,089,324
Kurita Water Industries Ltd.	7,042	276,763
Lixil Corp.	20,616	361,939
Makita Corp.	15,044	357,461
Marubeni Corp.	105,287	1,100,426
MINEBEA MITSUMI, Inc.	24,224	421,621
MISUMI Group, Inc.	19,520	484,751
Mitsubishi Corp.	85,791	2,818,428
Mitsubishi Electric Corp.	131,826	1,346,015
Mitsubishi Heavy Industries Ltd.	21,602	835,625
Mitsui & Co. Ltd.	94,971	2,232,682
Mitsui OSK Lines Ltd.(a)	23,000	605,111
MonotaRO Co. Ltd.	16,700	303,407
NGK Insulators Ltd.	15,664	225,390
Nidec Corp.	30,490	2,046,347
Nihon M&A Center Holdings, Inc.	20,000	251,791
NIPPON EXPRESS HOLDINGS, Inc.	5,139	284,462
Nippon Yusen KK	11,012	847,351
Obayashi Corp.	43,308	301,137
Odakyu Electric Railway Co. Ltd.	19,577	269,294
Persol Holdings Co. Ltd.	11,800	239,525
Recruit Holdings Co. Ltd.	97,991	3,162,092
Secom Co. Ltd.	14,272	916,572
SG Holdings Co. Ltd.	19,100	318,826
Shimizu Corp.	36,668	202,179
SMC Corp.	3,858	1,849,507
Sumitomo Corp.	76,673	1,084,488
Taisei Corp.	12,052	367,394
Tobu Railway Co. Ltd.	12,990	308,095
Tokyu Corp.	35,322	421,805
TOPPAN, Inc.	17,439	275,032
Toshiba Corp.	26,523	986,463
TOTO Ltd.	9,338	324,990
Toyota Industries Corp.	10,099	568,466
Toyota Tsusho Corp.	14,631	516,574
West Japan Railway Co.	14,779	577,862
Yamato Holdings Co. Ltd.	19,317	303,121
Yaskawa Electric Corp.(a)	16,482	543,369

(Cost $50,593,913)		47,616,516

Information Technology - 13.3%
Advantest Corp.	12,900	742,847
Azbil Corp.	7,800	224,020
Brother Industries Ltd.	15,822	304,766
Canon, Inc.	68,097	1,634,720
Disco Corp.	2,000	492,352
FUJIFILM Holdings Corp.	24,457	1,251,853
Fujitsu Ltd.	13,340	1,590,622
GMO Payment Gateway, Inc.	2,900	234,213
Hamamatsu Photonics KK	9,288	397,795
Hirose Electric Co. Ltd.	2,066	295,196
Ibiden Co. Ltd.	7,500	241,857
Itochu Techno-Solutions Corp.	6,700	170,484
Keyence Corp.	13,186	5,015,283
Kyocera Corp.	21,808	1,220,965
Lasertec Corp.	5,100	712,366
Murata Manufacturing Co. Ltd.	38,845	2,112,184
NEC Corp.	16,393	601,795
Nomura Research Institute Ltd.	22,822	622,605
NTT Data Corp.	42,940	610,139
Obic Co. Ltd.	4,762	711,943
Omron Corp.	12,617	671,151
Oracle Corp.	2,672	160,599
Otsuka Corp.	7,660	249,774

Renesas Electronics Corp.*	80,100	763,379
Ricoh Co. Ltd.	37,834	298,750
Rohm Co. Ltd.	5,912	447,682
SCSK Corp.	10,900	178,888
Seiko Epson Corp.	18,524	292,811
Shimadzu Corp.	15,836	466,217
SUMCO Corp.	23,400	321,713
TDK Corp.	26,384	933,434
TIS, Inc.	15,200	436,552
Tokyo Electron Ltd.	10,114	3,214,931
Trend Micro, Inc.	9,172	569,103
Yokogawa Electric Corp.	15,308	269,412

(Cost $28,354,010)		28,462,401

Materials - 4.5%
Asahi Kasei Corp.	83,784	616,959
Hitachi Metals Ltd.*	14,746	222,159
JFE Holdings, Inc.(a)	32,919	355,433
JSR Corp.	12,451	280,523
Mitsubishi Chemical Group Corp.	85,196	449,514
Mitsui Chemicals, Inc.	12,081	273,491
Nippon Paint Holdings Co. Ltd.	54,915	429,280
Nippon Sanso Holdings Corp.	11,380	208,391
Nippon Steel Corp.	55,237	878,106
Nissan Chemical Corp.	8,702	442,851
Nitto Denko Corp.	9,718	602,981
Oji Holdings Corp.	53,784	215,639
Shin-Etsu Chemical Co. Ltd.	25,531	2,998,296
Sumitomo Chemical Co. Ltd.	99,356	393,347
Sumitomo Metal Mining Co. Ltd.	16,905	536,020
Toray Industries, Inc.	92,342	531,020
Tosoh Corp.	18,500	240,630

(Cost $11,849,605)		9,674,640

Real Estate - 3.4%
Daito Trust Construction Co. Ltd.	4,251	420,434
Daiwa House Industry Co. Ltd.	41,117	928,148
Daiwa House REIT Investment Corp. REIT(a)	149	345,352
GLP J REIT	283	346,098
Hulic Co. Ltd.	25,910	197,694
Japan Metropolitan Fund Invest REIT(a)	480	382,134
Japan Real Estate Investment Corp. REIT	83	385,352
Mitsubishi Estate Co. Ltd.	80,124	1,084,276
Mitsui Fudosan Co. Ltd.	61,782	1,255,652
Nippon Building Fund, Inc. REIT	104	519,532
Nippon Prologis REIT, Inc. REIT	144	363,304
Nomura Real Estate Holdings, Inc.	8,228	202,850
Nomura Real Estate Master Fund, Inc. REIT(a)	281	344,259
Sumitomo Realty & Development Co. Ltd.	21,050	518,200

(Cost $9,014,157)		7,293,285

Utilities - 1.0%
Chubu Electric Power Co., Inc.	43,734	445,132
Kansai Electric Power Co., Inc.	48,107	466,093
Osaka Gas Co. Ltd.	24,989	421,625
Tokyo Electric Power Co. Holdings, Inc.*	101,484	397,389
Tokyo Gas Co. Ltd.	27,165	510,743

(Cost $2,874,545)		2,240,982

TOTAL COMMON STOCKS (Cost $230,290,749)		210,730,900

EXCHANGE-TRADED FUNDS - 0.0%
iShares Currency Hedged MSCI Japan ETF
(Cost $9,928)	250	9,681

SECURITIES LENDING COLLATERAL - 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(b)(c)
(Cost $2,138,597)	2,138,597	2,138,597

CASH EQUIVALENTS - 3.3%
DWS ESG Liquidity Fund “Capital Shares”, 2.42%(b)	118,244	118,197
DWS Government Money Market Series “Institutional Shares”, 2.24%(b)	6,918,196	6,918,196

TOTAL CASH EQUIVALENTS (Cost $7,036,438)		7,036,393

TOTAL INVESTMENTS - 102.6% (Cost $239,475,712)		$219,915,571
Other assets and liabilities, net - (2.6%)		(5,572,028)

NET ASSETS - 100.0%		$214,343,543

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

SECURITIES LENDING COLLATERAL — 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(b)(c)
466,150	1,672,447(d)	—	—	—	3,867	—	2,138,597	2,138,597
CASH EQUIVALENTS — 3.3%
DWS ESG Liquidity Fund “Capital Shares”, 2.42%(b)
117,904	269	—	—	24	503	—	118,244	118,197
DWS Government Money Market Series “Institutional Shares”, 2.24%(b)
—	31,274,098	(24,355,902)	—	—	17,298	—	6,918,196	6,918,196

584,054	32,946,814	(24,355,902)	—	24	21,668	—	9,175,037	9,174,990

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $7,553,784, which is 3.5% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $5,854,889.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

REIT:	Real Estate Investment Trust

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
Nikkei 225 Futures	JPY	1	$200,517	$202,411	9/08/2022	$1,894
TOPIX Index Futures	JPY	17	2,387,535	2,400,864	9/08/2022	13,329

Total unrealized appreciation						$15,223

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

As of August 31, 2022, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation[b]	Unrealized Depreciation[b]
Goldman Sachs & Co.	9/2/2022	JPY	8,673,795,100	USD	65,042,894	$2,607,802	$—
JP Morgan & Chase Co.	9/2/2022	JPY	9,215,911,800	USD	69,108,419	2,771,102	—
JP Morgan & Chase Co.	9/2/2022	JPY	1,971,982,100	USD	14,521,886	327,305	—
RBC Capital Markets	9/2/2022	JPY	8,686,446,800	USD	65,138,499	2,612,339	—
RBC Capital Markets	9/2/2022	JPY	559,269,000	USD	4,193,830	168,139	—
Goldman Sachs & Co.	9/2/2022	USD	62,570,208	JPY	8,673,795,100	—	(135,117)
JP Morgan & Chase Co.	9/2/2022	USD	4,876,193	JPY	657,327,400	—	(144,666)
JP Morgan & Chase Co.	9/2/2022	USD	75,964,411	JPY	10,530,566,500	—	(164,040)
RBC Capital Markets	9/2/2022	USD	1,408,915	JPY	185,000,000	—	(77,261)
RBC Capital Markets	9/2/2022	USD	65,361,340	JPY	9,060,715,800	—	(141,144)
Goldman Sachs & Co.	10/4/2022	JPY	8,673,795,100	USD	62,728,585	117,628	—
Goldman Sachs & Co.	10/4/2022	JPY	1,157,165,000	USD	8,368,456	15,572	—
JP Morgan & Chase Co.	10/4/2022	JPY	10,530,566,500	USD	76,156,416	142,533	—
RBC Capital Markets	10/4/2022	JPY	9,060,715,800	USD	65,526,782	122,875	—

Total unrealized appreciation (depreciation)						$8,885,295	$(662,228)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2022.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$210,730,900	$—	$—	$210,730,900
Exchange-Traded Funds	9,681	—	—	9,681
Short-Term Investments(a)	9,174,990	—	—	9,174,990
Derivatives(b)
Forward Foreign Currency Contracts	—	8,885,295	—	8,885,295
Futures Contracts	15,223	—	—	15,223

TOTAL	$219,930,794	$8,885,295	$—	$228,816,089

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(662,228)	$—	$(662,228)

TOTAL	$—	$(662,228)	$—	$(662,228)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBJP-PH1

R-089711-1 (5/24) DBX005195 (5/24)